Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Total current assets	$ 444,237		$ 310,169			$ 363,669
Net property, plant and equipment	1,320,475		1,349,115			1,295,048
Operating lease right of use assets	1,292,917		1,320,779
Other assets	56,595		56,574			51,085
Total assets	5,981,581		5,941,155			4,544,641
Current liabilities:
Current maturities of long-term debt	9,120		226,514			204,120
Current operating lease liabilities	173,835		196,841
Total current liabilities	393,862		672,808			455,035
Long-term debt	3,146,779		2,753,604			2,684,568
Operating lease liabilities	1,054,140		1,068,181
Total liabilities	4,858,210		4,760,849			3,412,857
Stockholder's equity	1,123,371	$ 1,137,784	1,180,306	$ 1,139,295	$ 1,109,578	1,131,784	$ 1,103,493	$ 1,069,528
Total liabilities and stockholders' equity	5,981,581		5,941,155			4,544,641
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
ASSETS
Total current assets	443,737		309,669			363,169
Net property, plant and equipment	1,320,475		1,349,115			1,295,048
Operating lease right of use assets	1,292,917		1,320,779
Intangibles and goodwill, net	2,856,738		2,893,899			2,824,219
Other assets	50,980		50,959			45,450
Total assets	5,964,847		5,924,421			4,527,886
Current liabilities:
Current maturities of long-term debt	9,120		226,514			204,120
Current operating lease liabilities	173,835		196,841
Other current liabilities	204,537		243,494			245,748
Total current liabilities	387,492		666,849			449,868
Long-term debt	3,146,779		2,753,604			2,684,568
Operating lease liabilities	1,054,140		1,068,181
Other noncurrent liabilities	263,429		266,256			273,254
Total liabilities	4,851,840		4,754,890			3,407,690
Stockholder's equity	1,113,007		1,169,531			1,120,196
Total liabilities and stockholders' equity	5,964,847		5,924,421			4,527,886
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Lamar Media [Member]
ASSETS
Total current assets	164,644		13,859			4,653
Other assets	4,157,051		4,193,629			4,056,288
Total assets	4,321,695		4,207,488			4,060,941
Current liabilities:
Current maturities of long-term debt			51,480			29,086
Other current liabilities	33,062		26,960			27,067
Total current liabilities	33,062		78,440			56,153
Long-term debt	3,144,240		2,753,570			2,684,500
Other noncurrent liabilities	31,386		205,947			200,092
Total liabilities	3,208,688		3,037,957			2,940,745
Stockholder's equity	1,113,007		1,169,531			1,120,196
Total liabilities and stockholders' equity	4,321,695		4,207,488			4,060,941
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
ASSETS
Total current assets	44,905		53,756			121,549
Net property, plant and equipment	1,311,329		1,340,675			1,289,348
Operating lease right of use assets	1,271,821		1,293,674
Intangibles and goodwill, net	2,838,868		2,875,644			2,804,915
Other assets	225,091		229,905			230,504
Total assets	5,692,014		5,793,654			4,446,316
Current liabilities:
Current maturities of long-term debt	9,120		34			34
Current operating lease liabilities	168,390		189,071
Other current liabilities	158,005		196,689			204,103
Total current liabilities	335,515		385,794			204,137
Long-term debt	2,539		34			68
Operating lease liabilities	1,037,680		1,049,220
Other noncurrent liabilities	229,469		231,416			246,312
Total liabilities	1,605,203		1,666,464			450,517
Stockholder's equity	4,086,811		4,127,190			3,995,799
Total liabilities and stockholders' equity	5,692,014		5,793,654			4,446,316
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
ASSETS
Total current assets	234,188		242,054			236,967
Net property, plant and equipment	9,146		8,440			5,700
Operating lease right of use assets	21,096		27,105
Intangibles and goodwill, net	17,870		18,255			19,304
Other assets	10,393		184,805			184,247
Total assets	292,693		480,659			446,218
Current liabilities:
Current maturities of long-term debt			175,000			175,000
Current operating lease liabilities	5,445		7,770
Other current liabilities	13,470		19,845			14,578
Total current liabilities	18,915		202,615			189,578
Operating lease liabilities	16,460		18,961
Other noncurrent liabilities	252,027		250,859			251,835
Total liabilities	287,402		472,435			441,413
Stockholder's equity	5,291		8,224			4,805
Total liabilities and stockholders' equity	292,693		480,659			446,218
LAMAR MEDIA CORP. AND SUBSIDIARIES [Member] | Eliminations [Member]
ASSETS
Other assets	(4,341,555)		(4,557,380)			(4,425,589)
Total assets	(4,341,555)		(4,557,380)			(4,425,589)
Current liabilities:
Other noncurrent liabilities	(249,453)		(421,966)			(424,985)
Total liabilities	(249,453)		(421,966)			(424,985)
Stockholder's equity	(4,092,102)		(4,135,414)			(4,000,604)
Total liabilities and stockholders' equity	$ (4,341,555)		$ (4,557,380)			$ (4,425,589)